Investment Properties	12 Months Ended
Dec. 31, 2021
Disclosure Of Investment Property [Abstract]
Investment Properties

17.	INVESTMENT PROPERTIES

17(a)Net book value of investment properties

	Land not being used for operation	Office buildings for rent	Warehouse	Land leasehold right	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2021
Cost	418	716	5,366	98	6,598
Less: Accumulated depreciation	—	(516)	(270)	(3)	(789)
Net book value	418	200	5,096	95	5,809

As of December 31, 2020
Cost	466	742	5,701	96	7,005
Less: Accumulated depreciation	—	(502)	(124)	(1)	(627)
Net book value	466	240	5,577	95	6,378

A reconciliation of the net book value of investment properties was as follow:

	2021	2020
	US$’000	US$’000
Net book value at January 1	6,378	730
Addition	—	5,197
Depreciation (included in administrative expenses)	(196)	(144)
Transfer from property plant and equipment	—	7
Exchange difference	(373)	588
Net book value at December 31	5,809	6,378

17(b)The amount recognized in profit or loss arising from the investment properties

	2021	2020	2019
	US$’000	US$’000	US$’000
Rental income derived from investment properties	170	190	78
Direct operating expenses (including repairs and maintenance) generating rental income	(174)	(145)	(34)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	(23)	—	—
Net profit (loss) arising from investment properties carried at cost	(27)	45	44

Undiscounted lease payments receivable to be received during the lease terms are immaterial.

17.	INVESTMENT PROPERTIES (continued)

17(c)Measuring investment properties at fair value

The fair value of the investment properties are stated below:

	As of December 31,
	2021	2020
	US$’000	US$’000
Land not being used for operation	10,528	11,521
Office buildings for rent	2,444	2,060
Warehouse	5,658	5,701
Land leasehold right	173	96

The fair value of aforementioned investment properties have been determined based on the valuation and is considered a level 3 measurement. The valuation has been made on the assumption to sell the property interests in the open market in the neighborhood without the benefit of any deferred term contract, leaseback, joint venture, management agreement or any similar arrangement, which would serve to increase the value of the property interests. The valuation adopted market comparison approach to estimate the fair market value of the properties. Under the market comparison approach, the appraisal is based on recent sales and listings of comparable property. Adjustments were made for differences between the subject property and those actual sales and listings regarded as comparable. The factors which used for considering the property valuation include the significant unobservable inputs, such as location, transportation, land uses, facilities, neighboring area, land characteristics, potential, regulations and liquidity.

17(d)Pledge

Information about the investment properties that were pledged to others as collaterals is provided in Note 27(e) (i).